Other Balance Sheet Accounts	12 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other Balance Sheet Accounts	Other Balance Sheet Accounts
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Cash and bank deposits	$820,959	$739,042
Amounts due from third-party credit card processors	9,059	5,272
Money market funds	555,247	20,966
Commercial paper	—	149,347
Agency securities	—	4,600
Total cash and cash equivalents	$1,385,265	$919,227
The majority of the Group’s cash and cash equivalents are held in bank deposits, money market funds and short-term investments which have a maturity of three months or less to enable us to meet our short-term liquidity requirements. Money market funds are quoted in active markets and are subject to insignificant risk of changes in value. The Group only purchases investment grade securities rated A- and above, which are highly liquid and subject to insignificant risk of changes in value.
Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Prepaid expenses	$40,384	$33,923
Deferred commission	8,806	3,226
Accrued interest income on short-term investments	621	1,411
Other receivables	3,746	6,149
Other current assets	4,520	3,613
Total prepaid expenses and other current assets	$58,077	$48,322
Assets held for sale
During the fourth quarter of the fiscal year ended June 30, 2021, the Group committed to a plan to sell a controlling interest of our subsidiary, Vertical First Trust (“VFT”), which was established for the construction project associated with the Australian HQ Property. In July 2021, the Group entered into a term sheet with a buyer to effect the sale. The term sheet provides a framework for the buyer to invest in and develop the Australian HQ Property. In March 2022, the Group entered into a series of agreements with the buyer, including the Agreement for Lease. As part of the contemplated transactions and subject to certain contingencies, the buyer was to take control of VFT and construct the Australian HQ Property. The Group will retain a minority equity interest in Vertical First Trust. On July 20, 2022, the Group completed a non-cash sale of a controlling interest of VFT to the buyer as part of the contemplated transactions, please refer to Note 23, “Events after the reporting period,” for details.
The assets were presented as held for sale in the consolidated statements of financial position as of June 30, 2022 and 2021 measured at the lower of carrying value or fair value less cost to sell.
The major assets classified as held for sale at June 30, 2022 and 2021 and were as follows:

	As of
	June 30, 2022	June 30, 2021
	(U.S. $ in thousands)
Cash and cash equivalents	$2,701	$9,317
Property and equipment, net	$57,482	$34,092
The following table sets forth the carrying amounts of property and equipment, net in assets held for sale and the movements during the fiscal year ended June 30, 2022:

Fiscal Year Ended June 30, 2022
(U.S. $ in thousands)
Balance at the beginning of period	$34,092
Additions	26,899
Effect of change in exchange rates	(3,509)
Balance at the end of period	$57,482
Other non-current assets
Other non-current assets consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Security deposits	$948	$4,267
Restricted cash	1,422	11,795
Derivative assets	30,367	3,147
Deferred commission	18,335	5,785
Other	9,668	12,642
Total other non-current assets	$60,740	$37,636
As of June 30, 2022 and 2021, the Group’s restricted cash was primarily used for the benefit of employees through a deferred compensation plan and for commitments of standby letters of credit related to facility leases and was not available for the Group’s use in its operations, respectively. As of June 30, 2021, the Group had certificates of deposit and time deposits totaling $2.6 million, which were classified as long-term and were included in security deposits.
Trade and other payables
Trade and other payables consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Trade payables	$67,355	$40,366
Accrued expenses	161,599	101,940
Accrued bonus	126,687	91,894
Value-added tax payables	14,887	10,152
Current portion of contingent consideration	1,500	6,896
Customer deposits	9,718	8,832
Liabilities held for sale	17,564	949
Other payables	5,598	5,468
Total trade and other payables	$404,908	$266,497
Current provisions
Current provisions consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Employee benefits	$32,796	$24,690
Dilapidation provision	—	458
Total current provisions	$32,796	$25,148
Current provisions for employee benefits include accrued annual leave, long service leave and retention benefits. Long service leave covers all unconditional entitlements where employees have completed the required period of service and those where employees are entitled to pro rata payments.
The dilapidation provision relates to certain lease arrangements for office space entered into by the Group. These lease arrangements require the Group to restore each premises to its original condition upon lease termination. Accordingly, the Group records a provision for the present value of the estimated future costs to retire lease related assets at the expiration of these leases.
Non-current provisions
Non-current provisions consisted of the following:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Employee benefits	$8,630	$7,255
Dilapidation provision	5,174	5,180
Total non-current provisions	$13,804	$12,435
The non-current provision for employee benefits includes long service leave and retention benefits as described above. The dilapidation provision relates to certain lease arrangements for office space entered into by the Group as described above.